Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Issuances	£ 750	£ 1,772
Redemption of subordinated debt	£ 2,573	£ 727
Barclays PLC | 6.174% Fixed Rate Resetting Subordinated Callable Notes (GBP) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.174%
Barclays PLC | 1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.125%
Redemption of subordinated debt	£ 862
Barclays PLC | 5.200% Fixed Rate Resetting Subordinated Callable Notes (USD) | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.20%
Redemption of subordinated debt	£ 1,505
Barclays Bank PLC Subsidiary | Floating Rate Notes (ZAR) | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	155
Barclays Securitization SPV | Junior Securitisation Notes (GBP)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 51